August 5, 2008

Mr. Brian Cascio

Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 6010

100 F Street, NE

Washington D.C. 20549

Re:	Andover Medical, Inc.
Form 10-K for the Year Ended December 31, 2007
Last Filed April 24, 2008
File No. 333-128526

Dear Mr. Cascio:

On behalf of Andover Medical, Inc. (the “Company”), we are hereby responding to the July 17, 2008 comments of the Staff of the Securities and Exchange Commission (the “Commission”) with respect to the filing by the Company of its Annual Report on Form 10-K (the “Annual Report”), File No. 333-128526, first filed by the Company with the Commission on March 25, 2008.  The Company’s responses are set forth below in the order set forth in the Comment Letter.

Evaluation of Internal Control over Financial Reporting

The Company has amended its filing to reflect proper disclosure of its evaluation and assessment of internal control over for financial reporting as of December 31, 2007.

On behalf of the Company, the undersigned hereby, acknowledges:

•                  the Company is responsible for the adequacy and accuracy of its disclosure in the filing of its Annual Report,

•                  staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

510 Turnpike Street | Suite 204 | North Andover, MA | 01845 | T 978.557.1001

F 978.557.1004 | www.andovermedical.com

•                  the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions concerning this matter, please do not hesitate to call the undersigned at (978) 557-1001.

Very truly yours,

ANDOVER MEDICAL, INC.

/s/ James A. Shanahan
James A. Shanahan
Chief Financial Officer

cc:                                 Edwin A. Reilly
Elliot Lutzker, Phillips Nizer LLP